Stock Based Compensation (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based Compensation Expense	$ 55,631	$ 31,302	$ 85,860	$ 74,816
Tax Benefit Associated With The Issuance Of Non-qualified Option				15,097
Unrecognized Compensation Cost	$ 238,518		$ 238,518
Compensation cost relates to non-vested stock options and restricted stock awards expected to realize over time, years			2 years 9 months
Number of shares remaining available for future issuance	161,177		161,177
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Vesting Period, Maximum, Years	10 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted, Number of shares			10,947	8,786
Restricted stock vested, Number of shares	189		6,788	8,279
Restricted stock forfeited, number of shares	520		520